Note 20 - Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Total Inventories	€ 229	€ 3,298	€ 4,303
Real estate companies	226	3,268	4,172
Other inventories	3	29	131
Transactions in progress (assets)	156	241	148
Total Accruals (assets)	768	723	804
Unaccrued prepaid expenses	509	518	558
Other prepayments and accrued income	259	204	246
Other items (assets inventories)	3,207	3,012	3,311
OTHER ASSETS	4,359	7,274	8,565
Liabilities Abstract
Transactions in progress (liabilities)	165	127	52
Total Accruals (liabilities)	2,490	2,721	2,609
Unpaid accrued expenses	1,997	2,125	2,009
Other accrued expenses and deferred income	493	596	600
Other items (liabilities inventories)	1,894	2,131	1,949
Total OTHER LIABILITIES	€ 4,550	€ 4,979	€ 4,610